Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Credit exposure	$ 861,193	$ 756,150
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	734,824	620,447
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	337,092	312,778
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	74,455	73,659
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,877	9,232
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	143,339	131,486
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	109,421	98,401
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	512,542	444,317
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	270,577	248,795
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	48,236	47,815
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,860	9,208
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	142,351	130,544
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	70,130	61,228
United States [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	151,337	120,286
United States [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	44,885	42,953
United States [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,482	13,526
United States [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10	10
United States [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	554	510
United States [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	30,839	28,907
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	70,945	55,844
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	21,630	21,030
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,737	12,318
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	7	14
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	434	432
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 8,452	$ 8,266